Stockholders' Equity (Deficit) (Details) - Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Stockholders' Equity (Deficit) (Details) - Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Line Items]
Dividends	0.00%	0.00%	0.00%
Term (years)		5 years	5 years
Minimum [Member]
Stockholders' Equity (Deficit) (Details) - Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Line Items]
Volatility	161.00%	149.40%	228.00%
Risk-free interest rates	0.82%	0.55%	1.75%
Term (years)	5 years
Maximum [Member]
Stockholders' Equity (Deficit) (Details) - Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Line Items]
Volatility	183.50%	209.60%	229.40%
Risk-free interest rates	1.69%	1.30%	2.53%
Term (years)	10 years